Property and Equipment	6 Months Ended
Jun. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2023 and December 31, 2022 are summarized as follows:

	June 30, 2023	December 31, 2022
Furniture	€49,063	€49,063
Laboratory Photovoltaic Installation	116,912	98,792
Tools and Machinery	6,026	5,458
Computer	13,391	12,747
	185,392	166,060
Accumulated depreciation	(25,628)	(15,577)
	€159,764	€150,483

During the six months ended June 30, 2023 and 2022, the Company acquired property and equipment of €19,333 and €2,565, respectively. During the six months ended June 30, 2023 and 2022, the Company recorded depreciation expense of €10,051 and €1,321, respectively.